ACQUISTION OF EG ACQUISITION LLC	12 Months Ended
Dec. 31, 2025
EG Acquisition LLC [Member]
Disclosure of detailed information about business combination [Line Items]
ACQUISTION OF EG ACQUISITION LLC [Text Block]

6. ACQUISTION OF EG ACQUISITION LLC

On March 27, 2025, the Company's subsidiary Mako US Corp. completed the acquisition of EGA, acquiring all the membership interests from Wexford EG Acquisition LLC ("Wexford EGA") an entity owned by the Company's significant shareholder. EGA owns 100% of the shares of GVC, which owns the Moss Mine. On completion of the transaction, the Company acquired 100% of the Moss Mine.

The acquisition has been accounted for as a purchase of assets as the Company concluded that it did not acquire processes that could develop the acquired inputs into an operating mine.

Wexford EGA acquired GVC from Elevation Gold Mining Corporation ("Elevation") under a Companies' Creditors Arrangement Act ("CCAA") proceeding and related Chapter 15 proceeding in the United States (collectively, the "Bankruptcy Process") on December 31, 2024.

The total purchase price for the acquisition of EGA is composed of the following:

$
Cash paid on closing of the transaction	6,489
Fair value of Contingent Consideration (Note 6(b) below)	1,000
External legal and advisory fees and due diligence costs	356
7,845

The purchase price was allocated based on the relative fair value of the assets acquired and liabilities assumed as follows:

Relative fair value of net assets acquired and (liabilities) assumed	As at March 27, 2025 $
Cash	346
Prepaid expenses and deposits	401
Inventory	13,139
Reclamation bonds (Note 6 (a) below)	3,259
Building and equipment	603
Mining interest	5,424
23,172
Less:
Accounts payable and accrued liabilities	(1,067)
Reclamation and rehabilitation obligation	(14,260)
7,845

The total purchase price was allocated based on the relative fair value of the assets acquired and liabilities assumed, including the mining interest and working capital. The reclamation and rehabilitation obligation was initially measured in accordance with IAS 37. The value of the building, equipment and the mining interest was determined based on a discounted cash flow model which required the use of significant assumptions that included future gold prices, future recoverable ounces of gold and expected operating costs. The fair value of leach pad inventory acquired was determined using a valuation model based on net realizable value which required the use of significant assumptions that included future gold prices, expected recoverable ounces and estimated costs of completion.

(a) Reclamation bonds

The reclamation bonds are required by regulatory authorities to ensure financial assurance for the Company's future reclamation obligations associated with its mining operations at the Moss Mine.

On June 20, 2025, restricted cash of $1,503 held for reclamation bond purposes was released to the Company. As of December 31, 2025, the total restricted cash held for reclamation bond purposes amounts to $1,768 which is classified as non-current in the statement of financial position.

(b) Contingent Consideration - Royalty agreement settlements

At the time of acquisition, a 1% net smelter return ("NSR") royalty at the Moss Mine held by affiliates of Sandstorm Gold Ltd. ("Sandstorm") and a 3% NSR royalty at the Moss Mine held by Patriot Gold Corporation ("Patriot") (collectively, the "Royalty Holders") were being disputed by Elevation as part of the Bankruptcy Process whereby the court was asked to declare the validity of the real property interests asserted by the Royalty Holders ("Royalty Agreements").

In the event that Elevation was successful in invalidating the Royalty Agreements or if an agreement was to be reached with the Royalty Holders to terminate Royalty Agreements by December 31, 2025 (the "Royalty Outside Date"), the Company was to pay Elevation $1,500 (the "Contingent Consideration").

The purchase price includes an accrual for the settlement of the royalty disputes that arose in connection with the Bankruptcy Process on the date of acquisition, involving the Royalty Holders, which were before the United States Bankruptcy Court for the District of Arizona.

As at the acquisition date, the fair value of the Contingent Consideration was determined to be $1,000 using the expected value approach in accordance with IFRS 13, Fair value measurements. The Contingent Consideration is recognized as a liability at amortized cost. The expected value approach develops a set of probability-based outcomes for the Contingent Consideration discounted based on market participant assumptions to determine the fair value. The assumptions used in the valuation included the likelihood of success in vesting away the royalties, and timing of the court settlement.

Subsequent to the acquisition date, on July 2, 2025, the Company acquired the Senior Secured Debt owed by Elevation to Maverix (Refer to note 8(a)). As a result, the Company reassessed the probability of cash flows related to the Contingent Consideration, determined the likelihood to be remote, and recognized a gain of $1,000 in the statement of income.

On October 22, 2025, the United States Bankruptcy Court for the District of Arizona (the "US Court") granted Patriot real property interest in certain mineral interest at the Moss Mine. At December 31, 2025, the US Court has not concluded on the Sandstorm's real property interest.